Document and Entity Information	Dec. 21, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 21, 2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name	YRC Worldwide Inc.
Entity Central Index Key	0000716006
Entity Emerging Growth Company	false
Entity File Number	0-12255
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	48-0948788
Entity Address, Address Line One	10990 Roe Avenue
Entity Address, City or Town	Overland Park
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	913
Local Phone Number	696-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value pershare
Trading Symbol	YRCW
Security Exchange Name	NASDAQ